SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accounts payable	$ 244,430	$ 429,160	$ 146,450
Accrued payroll	715,000	520,000
Accrued interest	681,609	550,285
Other	121,524	121,216	73,402
Accounts payable and accrued liabilities	$ 1,762,563	$ 1,620,661	$ 219,852